COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

(a)

The Trust is subject to various legal proceedings and claims that arise in the ordinary course of business. Management believes that the final outcome of such matters will not have a material adverse effect on the financial position, results of operations or liquidity of the Trust. However, actual outcomes may differ from management's expectations.

(b)

At December 31, 2017, the Trust's contractual commitments related to construction and development projects amounted to approximately $7.9 million of which $6.4 million will be reimbursed from a tenant.

(c)	At December 31, 2017, the Trust had commitments on non-cancellable operating leases requiring future minimum annual rental payments as follows:

Not later than 1 year	$453
Later than 1 year and not later than 5 years	1,105
Later than 5 years	—

$1,558

In addition, the Trust is committed to making annual payments under two ground leases for the land upon which two income-producing properties are situated of $0.5 million and $0.1 million to the years 2049 and 2096, respectively. As at December 31, 2017, the fair value of the investment properties situated on the land under ground leases is $53.8 million.